SUBSEQUENT EVENTS AFTER BALANCE DATE	6 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS AFTER BALANCE DATE [Abstract]
SUBSEQUENT EVENTS AFTER BALANCE DATE
12.          SUBSEQUENT EVENTS AFTER BALANCE DATE

(a)
On January 30, 2024, the Company issued 3,006,163 shares to nominees of Blacksand Technology LLC (“Blacksand”) in lieu of future cash option payments totaling US$2,000,000 owed to Blacksand under the option agreement between the Company and Blacksand pursuant to which the Company has the exclusive option to acquire the intellectual property rights of Blacksand to certain patented titanium technologies.

Other than as outlined above, at the date of this report there are no other significant events occurring after balance date requiring disclosure.